UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) March 31, 2018	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 109.3%

New York — 109.3%
Corporate — 0.9%
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 08/01/18	$500	$504,460

County/City/Special District/School District — 42.1%
City of New York New York, GO, Fiscal 2017, Sub Series A-4, 1.68%, 08/01/44(a)	2,000	2,000,000
City of New York New York, GO, Refunding, Series A, 5.00%, 08/01/18	500	505,585
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/18(b)	5,000	5,000,000
City of New York New York Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 01/15/23	1,400	1,402,702
City of Rochester New York, GO, Refunding, Series I, 4.00%, 08/15/18	2,000	2,018,920
County of Erie New York Industrial Development Agency, GO:
Series A, 5.00%, 09/15/18	350	355,390
Series B, 5.00%, 06/01/18	1,000	1,005,570
County of Westchester Industrial Development Agency, Refunding RB, VRDN, Northern Westchester Hospital Association Civic Facility, 1.62%, 11/01/24(c)	1,000	1,000,000
Haverstraw-Stony Point Central School District, GO, Refunding, 4.00%, 10/15/18	1,000	1,013,390
New York Local Government Assistance Corp., Refunding RB, VRDN, Series B (Series Lien), 1.65%, 04/01/20(c)	1,375	1,375,000
New York State Dormitory Authority, RB:
Columbia University, Series A, 1.47%, 09/01/39(a)	2,000	2,000,000
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	541,484
New York State Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities, 4.00%, 05/15/18	1,000	1,002,840
Owego Apalachin Central School District, GO, Refunding, (AGM), 4.00%, 06/15/18	1,015	1,019,984

Security	Par (000)	Value
County/City/Special District/School District (Continued)
Town of Oyster Bay New York, GO, BAN, Series A, 3.50%, 06/01/18	$2,535	$2,540,830

		22,781,695
Education — 7.7%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Series A-1, 1.61%, 11/15/28(a)	800	800,000
County of Tompkins New York Development Corp., Refunding RB, Ithaca College, 4.00%, 07/01/18	500	502,815
New York State Dormitory Authority, RB, Culinary Institute of America Insured Revenue Bonds, 1.62%, 07/01/36(a)	400	400,000
New York State Dormitory Authority, Refunding RB:
Mental Health Service, 5.00%, 08/15/18(b)	5	5,064
Pratt Institute, Series A, 4.00%, 07/01/18	310	311,776
Series A, 3.00%, 07/01/18	1,300	1,304,615
Teachers College, Series A, 5.00%, 07/01/18	250	252,045
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 5.00%, 06/01/18(b)	600	603,294

		4,179,609
Health — 10.9%
Nassau Health Care Corp., Refunding RB, Sub-Series B-1 (TD Bank NA LOC), 1.58%, 08/01/29(a)	1,400	1,400,000
New York City Health & Hospital Corp., Refunding RB, Health System Bonds, Series B, 1.63%, 02/15/31(a)	2,000	2,000,000
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home, 2.50%, 07/01/18	1,890	1,895,065
North Shore Long Island Jewish, Series A, 5.00%, 05/01/18(b)	615	616,655

		5,911,720
Housing — 11.7%
New York City Housing Development Corp., RB, Montefiore Medical Center Project, Series A, 1.59%, 05/01/30(a)	600	600,000

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, HRB, VRDN, M/F, 10 Barclay Street, Series A (Fannie Mae Liquidity Facility), 1.60%, 11/15/37(c)	$1,700	$1,700,000
New York State Housing Finance Agency, Refunding RB :
M/F, Dock Street Housing Revenue Bonds, Series A, 1.61%, 11/01/46(a)	1,900	1,900,000
Series M-1, 1.66%, 09/15/21(a)	560	560,000
VRDN, Series L (Bank of America NA LOC), 1.66%, 09/15/21(c)	650	650,000
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/18(d)	500	512,060
New York State Urban Development Corp., Refunding RB, Series A-3 (JPMorgan Chase Bank NA SBPA), 1.62%, 03/15/33(a)	400	400,000

		6,322,060
State — 1.0%
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 05/15/18	550	551,600

Tobacco — 1.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.00%, 06/01/18	350	351,400
TSASC, Inc., Refunding RB, Series A, 3.00%, 06/01/18	500	500,965

		852,365
Transportation — 26.4%
Metropolitan Transportation Authority, RB, VRDN, Sub-Series B-1, 1.62%, 11/01/22(c)	950	950,000
Metropolitan Transportation Authority, Refunding RB:
Series C, 5.00%, 11/15/18	1,965	2,007,267
Series F, 4.00%, 11/15/18	300	304,620
VRDN, Transportation, Sub Series E-2, 1.69%, 11/15/50(c)	2,000	2,000,000
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 09/15/18(d)	1,750	1,777,423

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/18	$900	$920,025
193rd Series, 4.00%, 10/15/18	1,000	1,012,800
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series A, 1.58%, 11/01/35(c)	2,000	2,000,000
Triborough Bridge & Tunnel Authority, Refunding RB, General:
Series B, 4.00%, 11/15/18	3,000	3,046,020
VRDN, Series B-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.65%, 01/01/32(c)	250	250,000

		14,268,155
Utilities — 7.0%
New York City Municipal Water Finance Authority, RB, VRDN Water and Sewer System Revenue bonds, Sub-Series B-1B, 1.62%, 06/15/24(c)	1,500	1,500,000
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution Revenue Bonds, Adjustable Rate, Series AA, 1.65%, 06/15/46(a)	2,000	2,000,000
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Water System, Series 2012, 4.00%, 04/01/18	300	300,000

		3,800,000

Total Long-Term Investments — 109.3% (Cost — $59,142,713)		59,171,664

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.58%(e)(f)	35,845	35,846

Total Short-Term Securities— 0.1% (Cost — $ 35,847)		35,846

Total Investments — 109.4% (Cost — $59,178,560)		59,207,510
Liabilities in Excess of Other Assets — (9.4)%		(5,069,122)

Net Assets Applicable to Common Shares — 100.0%		$54,138,388

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal 2018 Term Trust (BLH)

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Investment Value Held at 12/31/17	Net Activity	Shares Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	261,493	(225,648)	35,845	$35,846	$2,269	$(2)	$51

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Notes

GO — General Obligation Bonds

HRB — Housing Revenue Bonds

LOC — Letter of Credit

LRB — Lease Revenue Bonds

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

VRDN — Variable Rate Demand Notes

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock New York Municipal 2018 Term Trust (BLH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$59,171,664	$—	$59,171,664
Short-Term Securities	35,846	—	—	35,846

Total	$35,846	$59,171,664	$—	$59,207,510

(a)	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 21, 2018